Advisors Capital Small/Mid Cap Fund
	Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
20,600	Owens Corning	$ 3,508,592	4.60%

Ball & Roller Bearings
13,400	RBC Bearings Incorporated *	4,008,476
25,000	The Timken Company	1,784,250
		5,792,726	7.60%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
17,800	Donaldson Company, Inc.	1,198,830	1.57%

Investment Advice
9,500	Evercore Inc. - Class A	2,633,305
34,300	PJT Partners Inc. - Class A	5,412,883
		8,046,188	10.55%

Laboratory Analytical Instruments
119,800	Avantor, Inc. *	2,524,186	3.31%

Miscellaneous Food Preparations & Kindred Products
77,200	Utz Brands, Inc. - Class A	1,208,952	1.58%

Motorcycles, Bicycles & Parts
23,900	Fox Factory Holding Corp. *	723,453	0.95%

National Commercial Banks
15,300	Pinnacle Financial Partners, Inc.	1,750,167	2.29%

Real Estate
13,000	FirstService Corp. (Canada)	2,353,260	3.09%

Real Estate Agents & Managers (For Others)
10,800	Jones Lang LaSalle Incorporated *	2,733,912	3.58%

Retail - Auto Dealers & Gasoline Stations
8,200	Casey's General Stores, Inc.	3,249,086	4.26%

Security Brokers, Dealers & Flotation Companies
66,600	Virtu Financial, Inc. - Class A	2,376,288	3.12%

Services - Amusement & Recreation
37,600	Atlanta Braves Holdings, Inc. - Series C *	1,438,576	1.89%

Services - Computer Processing & Data Preparation
55,000	QXO, Inc.	874,500	1.15%

Services - Detective, Guard & Armored Car Services
10,500	Allegion PLC (Ireland)	1,372,140	1.80%

Services - Management Consulting Services
7,600	FTI Consulting, Inc. *	1,452,588	1.90%

Services - Medical Laboratories
78,000	Castle Biosciences, Inc. *	2,078,700	2.73%

Services - Miscellaneous Amusement & Recreation
5,700	Madison Square Garden Sports Corp. - Class A *	1,286,376	1.69%

Services - Prepackaged Software
6,900	AppFolio, Inc. - Class A *	1,702,368
38,900	Bentley Systems, Incorporated - Class B	1,816,630
21,300	Guidewire Software, Inc. *	3,590,754
38,300	nCino, Inc. *	1,286,114
33,800	Procore Technologies, Inc. *	2,532,634
		10,928,500	14.33%

State Commercial Banks
70,500	Coastal Financial Corporation *	5,986,155	7.85%

Surgical & Medical Instruments & Apparatus
54,900	AtriCure, Inc. *	1,677,744
17,000	Solventum Corp. *	1,123,020
95,900	Stevanato Group S.p.A. (Italy)	2,089,661
		4,890,425	6.41%

Title Insurance
24,400	First American Financial Corporation	1,523,536	2.00%

Transportation Services
33,300	GXO Logistics, Inc. *	1,448,550	1.90%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
6,800	Watsco, Inc.	3,222,452	4.22%

Wholesale - Miscellaneous Durable Goods
8,600	Pool Corporation	2,932,084	3.84%

Total for Common Stocks (Cost - $57,745,527)		74,900,222	98.21%

MONEY MARKET FUNDS
1,488,734	Goldman Sachs FS Government Fund Institutional -
	Class 4.36% **	1,488,734	1.95%
	(Cost - $1,488,734)

	Total Investments	76,388,956	100.16%
	(Cost - $59,234,261)

	Liabilities in Excess of Other Assets	(121,850)	-0.16%

	Net Assets	$ 76,267,106	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2024.